Organization and Summary of Significant Accounting Policies (Details 17) $ in Thousands	12 Months Ended
Jul. 02, 2017 USD ($)
Employee Stock Option
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 14
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 month 6 days
Restricted stock
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 1,461
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 year